Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Net Revenues — Related Party

Due to Related Party

Name of Related Party	Nature	Relationship	March 31, 2025	December 31, 2024
Zhen Qin	Due on demand, non-interest bearing	The Company’s major shareholder, Chairman of the Board and Chief Executive Officer	$—	$55,000
Total			$—	$55,000

Net Revenues — Related Party

Name of Related Party	Nature	Relationship	Year Ended December 31, 2024	Year Ended December 31, 2023
Haiyan Ma	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder with 12.41% ownership	$2,940,544	$1,069,072
Haiyan Ma	Real estate service revenue – real estate agency commission	The Company’s shareholder with 12.41% ownership	62,650	—
Haiyan Ma	Real estate service revenue – home renovation service	The Company’s shareholder with 12.41% ownership	53,012	—
Na Li	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director	1,670,000	—
Na Li	Real estate service revenue – home renovation service	The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director	64,500	—
Zhen Qin & Na Li	Real estate service revenue – real estate agency commission	Zhen Qin: The Company’s shareholder with 45.85% ownership, Chairman of the Board, and Chief Executive Officer; Na Li: The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director; Zhen Qin and Na Li are spouses	50,000	—
Two minority shareholders	Real estate service revenue – real estate agency commission	The Company’s shareholders with less than 1% ownership for each	15,550	—
One minority shareholder	Real estate service revenue – property management service	The Company’s shareholder with less than 1% ownership	1,800	—
Total			$4,858,056	$1,069,072

Cost of Revenues — Related Party

Name of Related Party	Nature	Relationship	Year Ended December 31, 2024	Year Ended December 31, 2023
Haiyan Ma	Cost of property purchases and sales through Cash Offer	The Company’s shareholder with 12.41% ownership	$1,420,000	$—
Zhen Qin	Cost of real estate services – commission expense	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer	—	61,400
Total			$1,420,000	$61,400

Due to Related Party

Name of Related Party	Nature	Relationship	December 31, 2024	December 31, 2023
Zhen Qin	Due on demand, non-interest bearing	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer	$55,000	$—
Total			$55,000	$—

Schedule of Due to Related Party

Net Revenues — Related Party

Name of Related Party	Nature	Relationship	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Haiyan Ma	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder	$—	$924,544
Na Li	Real estate service revenue – real estate agency commission	Chief Financial Officer and Director	97,560	—
Total			$97,560	$924,544